N-2	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Entity Central Index Key	0002032432
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS
Entity Registrant Name	Blackstone Private Multi-Asset Credit and Income Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date	Jun. 30, 2025